Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-term debt
Senior	104,377	91,893
Subordinated	22,073	21,756
Non-recourse liabilities from consolidated VIEs	11,857	12,992
Long-term debt	138,307	126,641
of which reported at fair value	68,738	61,853
Structured notes
Long-term debt
Long-term debt	41,739	34,817